BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Impact transition to IFRS 9 (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2017	Dec. 31, 2018
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
At January 1,	¥ 65,513,879	¥ 55,786,808	¥ 51,988,916	¥ 55,786,808
At January 1,	65,742,596	55,969,188		55,969,188
Balance as at December 31, 2017				65,513,879
Adjustment due to business combinations under common control (note 38)	228,717	182,380	186,272
Recognition of expected credit losses					¥ (15,114)
At December 31,	65,603,160	55,969,188	52,175,188	65,742,596
Gain on available-for-sale financial assets
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
At January 1,	6,836	45,901	62,598	45,901
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39				14,263
Deferred tax in relation to the above				(3,428)
At January 1,	6,836	45,901		45,901
Balance as at December 31, 2017				6,836
At December 31,	17,671	45,901	62,598	6,836
Retained earnings (Accumulated losses)
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
At January 1,	(3,368,095)	(4,636,530)	(4,894,942)	(4,636,530)
At January 1,	(3,332,371)	(4,634,619)		(4,634,619)
Balance as at December 31, 2017				(3,368,095)
Adjustment due to business combinations under common control (note 38)	35,724	1,911	4,626
At December 31,	(3,465,717)	(4,634,619)	(4,890,316)	(3,332,371)
Non-controlling interests
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
At January 1,	26,035,429	17,618,510	11,937,634	17,618,510
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39				851
Deferred tax in relation to the above				(213)
At January 1,	26,054,567	17,629,045		17,629,045
Balance as at December 31, 2017				26,035,429
Adjustment due to business combinations under common control (note 38)	19,138	10,535	12,404
At December 31,	¥ 26,037,642	¥ 17,629,045	¥ 11,950,038	26,054,567
Trade receivables | Retained earnings (Accumulated losses)
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Recognition of expected credit losses				(94,844)
Trade receivables | Non-controlling interests
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Recognition of expected credit losses				(17,563)
Other current assets | Retained earnings (Accumulated losses)
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Recognition of expected credit losses				¥ (38,502)